Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2013 Certificates_of_Deposits	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2011	Jun. 30, 2010	Dec. 31, 2013 Maximum [Member]	Mar. 01, 2007 REO Sponsorship [Member]	Sep. 30, 2014 December 31, 2016 [Member]	Dec. 31, 2013 December 31, 2016 [Member]	Dec. 31, 2013 WildHorse Resources, LLC [Member] Maximum [Member]	Feb. 01, 2014 Dubach [Member]	Dec. 31, 2013 Dubach [Member] MMBTU	Dec. 31, 2012 Dubach [Member] MMBTU	Feb. 01, 2014 Dubach [Member] Subsequent Event [Member]	Dec. 31, 2013 Dubberly [Member] MMBTU	Dec. 31, 2013 Dubberly [Member] Maximum [Member]	Dec. 31, 2013 Dubberly [Member] Minimum [Member]	Feb. 01, 2014 Dubberly [Member] Subsequent Event [Member]	Dec. 31, 2013 Dubberly [Member] Year One [Member] MMBTU	Dec. 31, 2013 Dubberly [Member] After First Anniversary [Member] MMBTU	Sep. 30, 2014 MEMP [Member]
Loss Contingencies [Line Items]
Environmental reserves	$ 600,000		$ 2,300,000
Estimated environmental remediation expenses																					2,900,000
Maximum remaining obligation	12,200,000		9,700,000
Expansion of processing plant													70
Payback demand fee for third party													110.00%
Payback demand quality per day													136,200
Payback of fee in excess of demand quantity													0.26		0.31
Increase in demand fee											0.275	0.260	0.260	0.275
Payback demand fee received by the third party															110.00%
Payback of demand fee															0.31
Monthly demand quantity															56,750
Increase of demand quantity															113,500
Decrease in demand fee															0.310	0.31	0.275	0.275
Accrued liabilities	0	100,000
Environmental reserves	577,000	1,469,000		1,747,000
Amount per barrel of oil	0.25
Aggregate value of account required to cease fund	4,300,000
Restricted Investment	2,300,000
Percentage of working interest under sinking fund trust agreement	51.75%
Remaining obligation						1,000,000
Supplemental Bond for Decommissioning Liabilities Trust Agreement							90,000,000
Additional quarterly payments					600,000
Minimum balances attributable to net working interest								78,660,000	78,660,000
Third party gatherer, maximum daily quantity of gas obligation												158,000							214,750	271,500
Allowable facility costs						129,000,000
Facility costs payment percentage										60.00%
Rent expense	8,300,000	5,000,000
Standby letters of credit amount issued				1,200,000
Number of Certificate of Deposits collateralized for letters of credit	2
Fair value of the Certificates of Deposits	$ 500,000	$ 1,200,000